Reverse Recapitalization (Details Narrative) $ / shares in Units, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 30, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Common stock, shares outstanding	26,884,921		16,130,952	[1]
Common stock, par value | $ / shares	$ 0.001		$ 0.001
Common stock, shares issued	26,884,921		16,130,952	[1]
Common stock shares units	3,413,312
Proceeds (gross) from the issuance warrants | $	$ 3,300
Stock issued during the period, shares	3,413,312
ScoutCam Ltd., [Member]
Business combination, net acquired assets | $	$ 3,040
Each Warrant A [Member]
Warrants to purchase shares	1
Warrants exercise price | $ / shares	$ 0.595
Warrant term	12 months
Each Warrant B [Member]
Warrants to purchase shares	1
Warrants exercise price | $ / shares	$ 0.893
Warrant term	18 months
Exchange Agreement [Member]
Recapitalization shares issued		16,130,952
Stock issued during the period, shares		10,753,969
Reverse recapitalization adjusted for exchange ratio	8.065
Conversion of Promissory Notes [Member]
Common stock, shares outstanding		3,927,346
Common stock, par value | $ / shares		$ 0.001
Conversion of Promissory Notes [Member] | Recapitalization [Member]
Common stock, shares issued		1,352,666

[1]	Please refer to note 3.